Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash	$ 30,241,931			$ 6,728,895		$ 4,025,508			$ 945,802
Total current assets	30,499,054			6,871,008					1,445,802
Total assets	30,524,544			6,873,001					1,445,802
Current liabilities
Total current liabilities	605,325			161,437					28,994
Total liabilities	605,325			15,386,102					2,075,994
Commitments and contingencies
Stockholders' deficit
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	5,087			1,632	[1]				743	[1]
Accumulated deficit	(56,186,814)			(8,659,471)					(630,935)
Total stockholders' equity (deficit)	29,919,219	$ (15,638,288)	$ (11,840,060)	(8,513,101)		$ (4,559,033)	$ (2,618,613)	$ (1,485,176)	(630,192)
Total liabilities and stockholders' equity (deficit)	$ 30,524,544			6,873,001					1,445,802
Surfside Acquisition Inc.
Current assets
Cash		11,027		3,464			522		774		$ 69
Total current assets		11,027		3,464					774
Total assets		11,027		3,464					774
Current liabilities
Accounts payable and accrued expenses		17,300		10,700					10,700
Note payable - stockholder		172,025		147,025					99,525
Total current liabilities		189,325		157,725					110,225
Total liabilities		189,325		157,725					110,225
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding		500		500					500
Accumulated deficit		(178,798)		(154,761)					(109,951)
Total stockholders' equity (deficit)		(178,298)	$ (165,524)	(154,261)			$ (132,203)	$ (120,742)	(109,451)		$ (61,826)
Total liabilities and stockholders' equity (deficit)		$ 11,027		$ 3,464					$ 774

[1]	The authorized shares of common stock in the balance sheets above reflect the historical authorized shares of Deep Fission. Upon the Merger, there were 300,000,000 authorized shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 17.32141 as described in Note 2.